Document and Entity Information	Aug. 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 01, 2024
Entity Registrant Name	EIGER BIOPHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36183
Entity Tax Identification Number	33-0971591
Entity Address Address Line 1	Eiger BioPharmaceuticals, Inc.
Entity Address Address Line 2	2155 Park Blvd.
Entity Address City Or Town	Palo Alto
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94306
City Area Code	650
Local Phone Number	272-6138
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	EIGRQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001305253